Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization [Line Items]
Organization
1.	Organization

Spectrum Global Solutions, Inc., (“Spectrum”) (f/k/a Mantra Venture Group Ltd.) was incorporated in the State of Nevada on January 22, 2007 to acquire and commercially exploit various new energy related technologies through licenses and purchases. On December 8, 2008, Spectrum reincorporated in the province of British Columbia, Canada.

On April 25, 2017, Spectrum entered into and closed on an Asset Purchase Agreement with InterCloud Systems, Inc. (“InterCloud”). Pursuant to the terms of the Asset Purchase Agreement, Spectrum purchased 80.1% of the assets associated with InterCloud’s AW Solutions, Inc., AW Solutions Puerto Rico, LLC (“AWS PR”), and Tropical Communications, Inc. (“Tropical”) (collectively “AWS” or the “AWS Entities”) subsidiaries.

On November 15, 2017, Spectrum changed its name to “Spectrum Global Solutions, Inc.” and reincorporated in the state of Nevada.

On February 14, 2018, Spectrum entered into an agreement with InterCloud providing for the sale, transfer, conveyance and delivery to Spectrum of the remaining 19.9% of the assets associated with InterCloud’s AWS business not already purchased by Spectrum.

On February 6, 2018, Spectrum entered into and closed on a Stock Purchase Agreement with InterCloud Systems, Inc. (“InterCloud”). Pursuant to the terms of the Stock Purchase Agreement Spectrum purchased all of the issued and outstanding capital stock and membership interests of ADEX Corporation, ADEX Puerto Rico LLC, ADEX Towers, Inc. and ADEX Telecom, Inc. and formed ADEX Canada LLC in September 2019 (collectively “ADEX” or the “ADEX Entities”). Spectrum completed the acquisition on February 27, 2018.

On May 18, 2018, Spectrum transferred all of its ownership interests in and to its subsidiaries Carbon Commodity Corporation, Mantra China Limited, Mantra Media Corp., Mantra NextGen Power Inc., Mantra Wind Inc., Climate ESCO Ltd. and Mantra Energy Alternatives Ltd. to an entity controlled by Mantra’s former Chief Executive Officer, Larry Kristof. The new owner of the aforementioned entities assumed all liabilities and obligations with respect to such entities.

On January 4, 2019, Spectrum entered into a Stock Purchase Agreement with InterCloud. Pursuant to the terms of the Purchase Agreement, InterCloud agreed to sell, and Spectrum agreed to purchase, all of the issued and outstanding capital stock of TNS, Inc. (“TNS”), an Illinois corporation.

On September 30, 2020, Spectrum sold its TNS subsidiary.

On December 31, 2020, Spectrum sold its AWS subsidiary.

HWN, Inc., (d/b/a High Wire Network Solutions, Inc.) (“High Wire” or the “Company”) was incorporated in Delaware on January 20, 2017. The Company is a global provider of managed security, professional services and commercial/industrial electrical solutions delivered exclusively through a channel sales model. The Company’s Overwatch managed security platform-as-a-service offers organizations end-to-end protection for networks, data, endpoints and users via multiyear recurring revenue contracts in this fast-growing technology segment.

High Wire and JTM Electrical Contractors, Inc. (“JTM”), an Illinois Corporation, entered into an operating agreement through which High Wire owns 50% of JTM.

On June 16, 2021, the Company completed a merger with Spectrum. The merger was accounted for as a reverse merger (refer to Note 3, Reverse Merger, for additional detail). At the time of the reverse merger, Spectrum’s subsidiaries included ADEX Corporation, ADEX Puerto Rico LLC, ADEX Canada, ADEX Towers, Inc. and ADEX Telecom, Inc. (collectively “ADEX” or the “ADEX Entities”), AW Solutions Puerto Rico, LLC (“AWS PR”), and Tropical Communications, Inc. (“Tropical”).

On September 2, 2021, Spectrum legally changed its name to HWN. For accounting purposes, HWN is the surviving entity and is referred to throughout as “HWN”, “High Wire”, or “the Company”.

The Company’s AWS PR and Tropical subsidiaries are professional, multi-service line, telecommunications infrastructure companies that provide outsourced services to the wireless and wireline industry. The Company’s ADEX Entities are a leading outsource provider of engineering and installation services, staffing solutions and other services which include consulting to the telecommunications industry, service providers and enterprise customers domestically and internationally.

Spectrum Global Solutions, Inc. [Member]
Organization [Line Items]
Organization
1.	Organization and Going Concern

Spectrum Global Solutions, Inc., (the “Company”) (f/k/a Mantra Venture Group Ltd.) was incorporated in the State of Nevada on January 22, 2007 to acquire and commercially exploit various new energy related technologies through licenses and purchases. On December 8, 2008, the Company reincorporated in the province of British Columbia, Canada.

On April 25, 2017, the Company entered into and closed on an Asset Purchase Agreement with InterCloud Systems, Inc. (“InterCloud”). Pursuant to the terms of the Asset Purchase Agreement, the Company purchased 80.1% of the assets associated with InterCloud’s AW Solutions, Inc., AW Solutions Puerto Rico, LLC (“AWS PR”), and Tropical Communications, Inc. (“Tropical”) (collectively “AWS” or the “AWS Entities”) subsidiaries.

On November 15, 2017, the Company changed its name to “Spectrum Global Solutions, Inc.” and reincorporated in the state of Nevada.

On February 14, 2018, the Company entered into an agreement with InterCloud providing for the sale, transfer, conveyance and delivery to the Company of the remaining 19.9% of the assets associated with InterCloud’s AWS business not already purchased by the Company.

On February 6, 2018, the Company entered into and closed on a Stock Purchase Agreement with InterCloud Systems, Inc. (“InterCloud”). Pursuant to the terms of the Stock Purchase Agreement, the Company purchased all of the issued and outstanding capital stock and membership interests of ADEX Corporation, ADEX Puerto Rico LLC, ADEX Towers, Inc. and ADEX Telecom, Inc. and formed ADEX Canada LLC in September 2019 (collectively “ADEX” or the “ADEX Entities”). The Company completed the acquisition on February 27, 2018.

On May 18, 2018, the Company transferred all of its ownership interests in and to its subsidiaries Carbon Commodity Corporation, Mantra China Limited, Mantra Media Corp., Mantra NextGen Power Inc., Mantra Wind Inc., Climate ESCO Ltd. and Mantra Energy Alternatives Ltd. to an entity controlled by the Company’s former Chief Executive Officer, Larry Kristof. The new owner of the aforementioned entities assumed all liabilities and obligations with respect to such entities.

On January 4, 2019, the Company entered into a Stock Purchase Agreement with InterCloud. Pursuant to the terms of the Purchase Agreement, InterCloud agreed to sell, and the Company agreed to purchase, all of the issued and outstanding capital stock of TNS, Inc. (“TNS”), an Illinois corporation.

On September 30, 2020, the Company sold its TNS subsidiary (refer to Note 3, Disposals of Subsidiaries, for additional detail).

On December 31, 2020, the Company sold its AWS subsidiary (refer to Note 3, Disposals of Subsidiaries, for additional detail).

As a result of the sale of AWS, the remaining subsidiaries from the Company’s former AWS Entities, AWS PR and Tropical, are now broken out separately.

The Company’s AWS PR and Tropical subsidiaries are professional, multi-service line, telecommunications infrastructure companies that provide outsourced services to the wireless and wireline industry. The Company’s ADEX Entities are a leading outsource provider of engineering and installation services, staffing solutions and other services which include consulting to the telecommunications industry, service providers and enterprise customers domestically and internationally.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The recently acquired AWS and ADEX businesses have also incurred losses and experienced negative cash flows from operations during their most recent fiscal years. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of management to raise additional equity capital through private and public offerings of its common stock, and the attainment of profitable operations. As of December 31, 2020, the Company had an accumulated deficit of $48,202,731, and a working capital deficit of $6,115,451. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management requires additional funds over the next twelve months to fully implement its business plan. Management is currently seeking additional financing through the sale of equity and from borrowings from private lenders to cover its operating expenditures. There can be no certainty that these sources will provide the additional funds required for the next twelve months.